Non-Operating Income - Schedule of Non-Operating Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Income and Expenses [Abstract]
Foreign exchange gain	$ 2,955	$ 839	$ 1,761
Financial income	0	8	74
Interest income	9	16	0
Fair value adjustments on convertible loan with arago	5,553	0	0
Other	121	264	83
Total non-operating income	$ 8,638	$ 1,127	$ 1,918